Disclosure of long term debt (Parentheticals) (Details)	12 Months Ended
Aug. 31, 2019
Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 at Bankers' Acceptance +2.50% (4.46%) with principal repayments starting February 28, 2020 based on a 10 year amortization (amended subsequent to year-end to May 31, 2020 - refer to Note 27) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.46%
Borrowings, year amortization	10 years
Borrowings, maturity	May 31, 2022
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Borrowings, year amortization	7 years
Borrowings, maturity	September 1, 2024
Vehicle loans - five year term maturing June 17, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	June 17, 2024